Information about Options to Purchase Shares (Detail) (USD $)	4 Months Ended	8 Months Ended	12 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Feb. 01, 2014	Oct. 02, 2013	Feb. 01, 2014	Feb. 02, 2013	Feb. 01, 2014 Exercise Price 1	May 31, 2013 Exercise Price 2	Feb. 01, 2014 Exercise Price 2	May 31, 2013 Exercise Price 3	Feb. 01, 2014 Exercise Price 3	Feb. 01, 2014 Exercise Price 4	May 17, 2012 Exercise Price 4	May 31, 2013 Exercise Price 8	Feb. 01, 2014 Exercise Price 8
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Exercise price lower range					$ 0.79					$ 4.55
Options, Exercise price, average	$ 26.96	$ 4.55				$ 1.65	$ 1.65	$ 3.17	$ 3.17	$ 4.55	$ 4.55	$ 5.07	$ 26.96
Options, Exercise price upper range					$ 0.94					$ 5.91
Options Outstanding, Number Outstanding	4,619,323	4,683,151	4,619,323	424,231	1,761,067		14,674		524,524	2,266,297			52,761
Options Outstanding Weighted Average Remaining Contractual Life (Years)					6 years 6 months		3 years 7 months 6 days		6 years 1 month 6 days	8 years 10 months 24 days			10 years
Options Exercisable Number Exercisable	1,091,523		1,091,523		637,343				259,510	194,670
Options Exercisable Weighted Average Remaining Contractual Life (Years)					5 years 4 months 24 days				4 years 8 months 12 days	5 years 9 months 18 days